UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam ESG High Yield ETF
PHYD | NYSE Arca, Inc.
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam ESG High Yield ETF for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam ESG High Yield ETF	$28	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$163,502,470
Total Number of Portfolio Holdings*	318
Portfolio Turnover Rate	23%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG High Yield ETF	PAGE 1	39495-STSR-1224

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
ESG High Yield ETF

Financial Statements and Other Important Information

Semiannual | October 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 10/31/24 (Unaudited)
CORPORATE BONDS AND NOTES (83.0%)*	Principal amount	Value
Advertising and marketing services (1.5%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	$755,000	$770,438
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	515,000	458,925
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	400,000	374,093
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	500,000	528,478
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	280,000	276,014
		2,407,948
Automotive (0.3%)
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)	245,000	245,214
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)	250,000	251,038
		496,252
Basic materials (9.0%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	165,000	169,505
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	155,000	155,556
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	370,000	380,870
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	535,000	492,557
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	410,000	381,581
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	785,000	745,410
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	620,000	624,110
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	415,000	418,863
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	350,000	322,313
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)	405,000	399,067
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	970,000	947,467
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	995,000	999,240
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	1,140,000	1,043,605
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	800,000	702,772
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27	735,000	756,131
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	485,000	419,161
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	275,000	291,521
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	320,000	325,720
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	1,225,000	1,076,867
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	750,000	703,228
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28	540,000	573,566
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	665,000	637,433
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	680,000	662,250
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26	200,000	197,760
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	390,000	377,688
TopBuild Corp. 144A company guaranty sr. unsec. bonds 4.125%, 2/15/32	685,000	611,339
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	400,000	375,118
		14,790,698
Broadcasting (1.8%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	890,000	923,690
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	315,000	190,309
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 5.625%, 7/15/27	665,000	654,061
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	455,000	391,329
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	235,000	219,760
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	565,000	548,508
		2,927,657
Building materials (1.5%)
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	720,000	655,402
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	725,000	738,248
Standard Industries, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32	1,065,000	1,072,610
		2,466,260
Capital goods (8.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	430,000	381,955
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	575,000	504,940
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	595,000	615,732
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	250,000	249,793

ESG High Yield ETF
1

CORPORATE BONDS AND NOTES (83.0%)* cont.	Principal amount	Value
Capital goods cont.
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)	$695,000	$712,410
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	650,000	676,865
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	135,000	145,266
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	50,000	51,224
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	1,050,000	1,058,891
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32	420,000	419,490
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	795,000	819,539
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	400,000	376,243
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	270,000	257,432
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	755,000	716,825
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31	315,000	320,245
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	320,000	315,128
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	705,000	710,089
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	85,000	87,267
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	1,115,000	1,176,148
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	730,000	683,134
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	280,000	267,423
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	775,000	861,275
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	170,000	183,560
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	175,000	168,363
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	560,000	557,847
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	450,000	446,379
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	1,280,000	1,313,274
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	70,000	71,515
		14,148,252
Commercial and consumer services (1.1%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	575,000	510,242
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	265,000	279,623
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28	625,000	624,961
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	400,000	393,658
		1,808,484
Communication services (4.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	565,000	539,790
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,230,000	1,119,914
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	80,000	69,491
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	510,000	441,418
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	950,000	903,543
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	720,000	702,839
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.25%, 5/15/28	550,000	536,852
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	560,000	539,807
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	495,000	543,881
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27 R	490,000	474,574
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	360,000	319,194
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	615,000	539,180
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	425,000	382,220
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	435,000	460,556
		7,573,259
Consumer staples (6.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	820,000	741,386
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	130,000	132,364
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	625,000	614,318
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31	290,000	296,744
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	325,000	300,400
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29	120,000	124,098
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	1,240,000	1,294,274
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	1,040,000	1,004,252
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29	180,000	168,534

2
ESG High Yield ETF

CORPORATE BONDS AND NOTES (83.0%)* cont.	Principal amount	Value
Consumer staples cont.
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	$550,000	$500,608
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29	45,000	46,291
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	635,000	586,481
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	600,000	614,439
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	825,000	820,206
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	315,000	286,720
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	160,000	154,035
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	395,000	398,790
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	910,000	946,641
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	295,000	291,248
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	790,000	764,710
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	115,000	116,657
		10,203,196
Energy (7.0%)
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	305,000	305,869
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	35,000	36,799
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	140,000	144,861
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	605,000	634,409
CQP Holdco LP/BIP-V Chinook Holdco, LLC 144A sr. sub. notes 5.50%, 6/15/31	565,000	538,149
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	520,000	523,360
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	250,000	246,026
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29	485,000	478,128
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	735,000	729,970
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	495,000	468,393
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	300,000	300,461
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26	240,000	239,023
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	124,000	123,918
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	250,000	248,935
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	690,000	652,007
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	265,000	270,837
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	655,000	680,491
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	335,000	335,934
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	75,000	74,854
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	113,462	117,018
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	132,000	132,024
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	315,000	324,393
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	136,000	141,003
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	385,000	392,368
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	195,000	199,442
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	1,320,000	1,441,641
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	265,000	293,071
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	435,000	452,159
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	225,000	233,660
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	175,000	181,976
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	435,000	430,393
		11,371,572
Entertainment (2.5%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	530,000	522,194
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	525,000	515,700
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	175,000	185,645
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	160,000	169,868
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	60,000	61,209
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33	605,000	609,093
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31	745,000	742,422
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	275,000	275,482
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	655,000	671,969
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	275,000	280,404
		4,033,986

ESG High Yield ETF
3

CORPORATE BONDS AND NOTES (83.0%)* cont.	Principal amount	Value
Financials (9.3%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	$475,000	$483,369
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	655,000	673,588
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	840,000	846,353
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	130,000	129,034
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	550,000	520,018
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	390,000	434,148
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	125,000	136,357
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	510,000	540,298
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	380,000	405,081
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	310,000	327,042
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	715,000	773,149
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	285,000	281,902
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	420,000	434,194
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	830,000	858,451
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	560,000	560,712
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	515,000	548,218
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	375,000	397,510
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	325,000	350,378
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	80,000	79,775
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31 R	145,000	150,491
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	345,000	334,274
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	115,000	108,200
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	420,000	429,705
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	975,000	933,491
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	640,000	655,004
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	350,000	354,267
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	155,000	157,547
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	395,000	378,937
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29	730,000	715,918
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	1,070,000	1,111,470
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	105,000	108,997
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	900,000	911,319
		15,129,197
Gaming and lottery (4.9%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	1,220,000	1,139,541
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	55,000	55,811
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	975,000	1,000,191
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	510,000	497,802
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	1,060,000	994,456
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31	315,000	325,656
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	520,000	532,036
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	340,000	333,790
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	490,000	478,106
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	340,000	341,926
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	460,000	418,356
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	310,000	301,206
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	1,575,000	1,658,058
		8,076,935
Health care (7.9%)
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	700,000	662,524
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	430,000	388,613
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	165,000	143,035
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	330,000	315,595
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	395,000	353,311
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	640,000	587,260
CHS/Community Health Systems, Inc. 144A company guaranty notes 6.125%, 4/1/30	375,000	293,937
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	450,000	482,834
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	250,000	244,033

4
ESG High Yield ETF

CORPORATE BONDS AND NOTES (83.0%)* cont.	Principal amount	Value
Health care cont.
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	$1,030,000	$899,697
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32	115,000	118,154
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32	995,000	1,001,085
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	570,000	585,169
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	195,000	208,742
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	670,000	634,619
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)	1,160,000	1,095,780
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	505,000	472,827
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	470,000	455,649
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	400,000	393,458
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	650,000	644,989
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	425,000	402,379
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	725,000	729,301
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	855,000	957,323
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	785,000	847,908
		12,918,222
Homebuilding (1.5%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	427,000	374,634
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	680,000	716,800
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	380,000	382,434
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	815,000	788,961
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	165,000	165,173
		2,428,002
Lodging/Tourism (2.6%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	80,000	83,729
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	400,000	431,840
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29	120,000	120,278
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	685,000	687,483
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	380,000	408,172
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	625,000	624,448
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	240,000	232,710
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	410,000	407,195
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	435,000	470,077
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	820,000	827,027
		4,292,959
Publishing (1.9%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	520,000	533,048
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	225,000	220,755
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	530,000	533,987
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	65,000	62,347
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	955,000	889,559
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	925,000	932,289
		3,171,985
Retail (2.0%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	950,000	965,521
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	420,000	385,658
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31	305,000	267,533
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	945,000	956,950
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	530,000	514,986
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29	200,000	204,156
		3,294,804
Technology (5.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	675,000	655,901
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	445,000	445,302
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	735,000	718,410
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	50,000	49,063
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26	235,000	229,703
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	430,000	447,558

ESG High Yield ETF
5

CORPORATE BONDS AND NOTES (83.0%)* cont.	Principal amount	Value
Technology cont.
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	$355,000	$326,793
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	945,000	914,423
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	1,055,000	1,017,983
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	110,000	103,260
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	390,000	412,787
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	525,000	488,739
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	545,000	480,721
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	755,000	706,518
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	65,000	58,684
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	715,000	733,108
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	490,000	446,824
		8,235,777
Textiles (1.0%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	840,000	900,750
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	790,000	698,659
		1,599,409
Transportation (0.4%)
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	630,000	650,059
		650,059
Utilities and power (2.3%)
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)	450,000	447,171
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	335,000	316,512
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	227,027
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	380,000	419,704
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	235,000	243,323
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	955,000	931,469
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	410,000	424,270
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	670,000	708,313
		3,717,789
Total corporate bonds and notes (cost $133,067,104)		$135,742,702
SENIOR LOANS (6.9%)*c	Principal amount	Value
Basic materials (1.2%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	$508,776	$477,542
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	582,483	586,487
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 7.784%, 4/3/28	103,952	104,504
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.786%, 10/10/31	485,000	481,212
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	368,149	363,941
		2,013,686
Capital goods (0.9%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	144,629	138,859
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	566,966	567,431
TransDigm, Inc. bank term loan FRN Ser. L, (CME Term SOFR 1 Month + 2.50%), 7.32%, 1/5/32	790,000	791,232
		1,497,522
Communication services (0.8%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.185%, 9/13/29	368,150	335,569
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	297,531	289,999
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.185%, 2/24/29	59,543	54,259
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.354%, 7/16/29	550,000	550,688
		1,230,515
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.80%, 8/21/28	88,351	88,162
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.879%, 2/20/29	94,464	94,819
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	335,000	335,149
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 10.50%, 1/27/29	422,466	423,128

6
ESG High Yield ETF

SENIOR LOANS (6.9%)*c cont.	Principal amount	Value
Consumer cyclicals cont.
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.758%, 4/11/29	$493,505	$457,314
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.535%, 1/29/28	648,979	646,139
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	174,557	174,046
		2,218,757
Consumer staples (0.1%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.535%, 12/15/27	182,869	183,055
		183,055
Health care (0.5%)
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.245%, 4/23/31	615,000	616,282
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.435%, 10/23/28	253,126	253,646
		869,928
Technology (1.5%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	623,025	623,592
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.435%, 5/8/31	425,000	425,089
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.685%, 12/1/27	152,374	152,909
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	314,213	309,466
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.685%, 8/31/28	333,033	333,631
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.935%, 10/5/28	408,240	409,434
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.617%, 1/31/31	283,870	284,513
		2,538,634
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	635,490	654,590
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.209%, 6/4/29	140,000	139,650
		794,240
Total senior loans (cost $11,379,180)		$11,346,337
CONVERTIBLE PREFERRED STOCKS (0.9%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,828	$368,714
Boeing Co. (The) $3.00 cv. pfd. †	12,563	675,010
Chart Industries, Inc. $3.38 cv. pfd.	2,927	144,447
Hewlett Packard Enterprise Co. $3.81 cv. pfd. †	5,949	344,150
Total convertible preferred stocks (cost $1,400,545)		$1,532,321
CONVERTIBLE BONDS AND NOTES (0.8%)*	Principal amount	Value
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	$186,000	$176,235
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	402,000	409,839
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	99,000	141,694
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	208,000	205,177
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	235,000	283,763
Wrangler Holdco Corp. 144A cv. company guaranty sr. notes unsec. sub. 6.625%, 4/1/32	140,000	143,101
Total convertible bonds and notes (cost $1,317,640)		$1,359,809
SHORT-TERM INVESTMENTS (8.9%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.62% L	14,588,543	$14,588,543
Total short-term investments (cost $14,588,543)		$14,588,543
TOTAL INVESTMENTS
Total investments (cost $161,753,012)	$164,569,712
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate

ESG High Yield ETF
7

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $163,502,470.
†	This security is non-income-producing.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(416,855)	$5,717,000	$392,009	12/20/29	500 bp — Quarterly	$2,151
	Total	$(416,855)		$2,151
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,359,809	$—
Convertible preferred stocks	1,532,321	—	—
Corporate bonds and notes	—	135,742,702	—
Senior loans	—	11,346,337	—
Short-term investments	14,588,543	—	—
Totals by level	$16,120,864	$148,448,848	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$419,006	$—
Totals by level	$—	$419,006	$—

The accompanying notes are an integral part of these financial statements.

8
ESG High Yield ETF

Financial Statements

Statement of assets and liabilities

10/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $147,164,469)	$149,981,169
Affiliated issuers (identified cost $14,588,543) (Note 5)	14,588,543
Cash	273,537
Interest and other receivables	2,235,549
Receivable for investments sold	244,092
Deposits with broker (Note 1)	470,194
Total assets	167,793,084

LIABILITIES
Payable for investments purchased	4,201,572
Payable for compensation of Manager (Note 2)	72,034
Payable for variation margin on centrally cleared swap contracts (Note 1)	16,174
Payable to broker (Note 1)	834
Total liabilities	4,290,614
Net assets	$163,502,470

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$160,675,708
Total distributable earnings (Note 1)	2,826,762
Total — Representing net assets applicable to capital shares outstanding	$163,502,470

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($163,502,470 divided by 3,200,000 shares)	$51.09

The accompanying notes are an integral part of these financial statements.

ESG High Yield ETF	9

Statement of operations

Six months ended 10/31/24 (Unaudited)

Investment income
Interest (including interest income of $312,576 from investments in affiliated issuers) (Note 5)	$5,076,530
Dividends	13,087
Total investment income	5,089,617

EXPENSES
Compensation of Manager (Note 2)	396,662
Fees waived and reimbursed by Manager (Note 2)	(16,742)
Total expenses	379,920
Net investment income	4,709,697

REALIZED AND UNREALIZED GAIN
Net realized gain on:
Securities from unaffiliated issuers (Notes 1 and 3)	154,138
Swap contracts (Note 1)	196,638
Total net realized gain	350,776
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	2,581,222
Swap contracts	33,950
Total change in net unrealized appreciation	2,615,172
Net gain on investments	2,965,948
Net increase in net assets resulting from operations	$7,675,645

The accompanying notes are an integral part of these financial statements.

10	ESG High Yield ETF

Statement of changes in net assets

	Six months ended 10/31/24*	Year ended 4/30/24
Increase in net assets
Operations
Net investment income	$4,709,697	$7,617,208
Net realized gain on investments	350,776	224,449
Change in net unrealized appreciation of investments	2,615,172	118,077
Net increase in net assets resulting from operations	7,675,645	7,959,734
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(4,901,000)	(8,253,931)
From return of capital	—	(38,853)
Proceeds from shares sold (Note 4)	33,260,476	22,733,979
Other capital (Note 4)	133,041	90,936
Total increase in net assets	36,168,162	22,491,865
Net assets
Beginning of period	127,334,308	104,842,443
End of period	$163,502,470	$127,334,308
Number of fund shares
Shares outstanding at beginning of period	2,550,000	2,100,000
Shares sold (Note 4)	650,000	450,000
Shares redeemed (Note 4)	—	—
Shares outstanding at end of period	3,200,000	2,550,000
*Unaudited.

The accompanying notes are an integral part of these financial statements.

ESG High Yield ETF	11

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended 10/31/24**	Year ended 4/30/24	For the period 1/19/23 (commencement of operations) to 4/30/23
Net asset value, beginning of period	$49.94	$49.92	$50.00
Investment operations:
Net investment income (loss)[a]	1.68	3.45	.93
Net realized and unrealized gain (loss) on investments	1.16	.29	(.53)
Total from investment operations	2.84	3.74	.40
Less distributions:
From net investment income	(1.74)	(3.74)	(.54)
From return of capital	—	(.02)	—
Total distributions	(1.74)	(3.76)	(.54)
Other capital	.05	.04	.06
Net asset value, end of period	$51.09	$49.94	$49.92
Total return at net asset value (%)[b]	5.86*	7.87	0.93*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$163,502	$127,334	$104,842
Ratio of expenses to average net assets (%)c,d	.27*	.53	.15*
Ratio of net investment income (loss) to average net assets (%)[d]	3.29*	6.93	1.88*
Portfolio turnover (%)[e]	23*	47	10*
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period (Note 2). As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts:
Percentage of average netassets
October 31, 2024	0.01%
April 30, 2024	0.02
April 30, 2023	less than 0.01%
[e]	Portfolio turnover excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

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ESG High Yield ETF

Notes to financial statements 10/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam ESG High Yield ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF. The fund’s investment objective is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income.

The fund invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Franklin Advisers, the fund’s investment manager, believes meet relevant environmental, social or governance (“ESG”) criteria on a sector-specific basis (“ESG criteria”). The fund invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). The fund invests with a focus on companies or issuers that Franklin Advisers believes meet relevant environmental, social or governance (“ESG”) criteria on a sector-specific basis (“ESG criteria”). The fund may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Franklin Advisers’ ESG criteria. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Franklin Advisers may not apply ESG criteria to investments that are not subject to the fund’s 80% policy and such investments may not meet Franklin Advisers’ ESG criteria.

In evaluating investments for the fund, Franklin Advisers identifies relevant ESG criteria on a sector-specific basis using an internally developed materiality map, which is informed by the ESG issues identified by the Sustainability Accounting Standards Board as material to companies or issuers within a particular industry. A materiality map provides a guide to understanding which ESG criteria are more or less important for a given sector or subsector; it includes those ESG criteria that may be reasonably likely to influence investment decision-making. Franklin Advisers constructs the materiality map by evaluating the significance of specified ESG criteria (i.e., board structure and composition, diversity, equity and inclusion, or climate change risk, among others) in specific industries (i.e., consumer, healthcare, financials, etc.), subsectors, or countries. Franklin Advisers then categorizes the relevance of each ESG criteria for each industry, subsector, or country. As part of this analysis, Franklin Advisers may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. After evaluating these criteria, Franklin Advisers will assign each company or issuer, as applicable, a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Franklin Advisers’ ESG criteria for purposes of the above-referenced non-fundamental investment policy, a company or issuer must be rated 2 or 1 by Franklin Advisers. While Franklin Advisers may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.

The fund’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria which may include, but are not limited to, those included in the following descriptions. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals. ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social criteria include, for example, labor practices and supply chain management. ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance criteria include, for example, board composition and executive compensation, as well as bondholders’ rights. ESG measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s or issuer’s strategic ESG objectives.

Franklin Advisers uses a sector-specific approach in evaluating investments. In the corporate credit sector, Franklin Advisers combines fundamental analysis with relevant ESG insights with a forward-looking perspective. Franklin Advisers believes that this approach contributes to a more nuanced assessment of an issuer’s credit profile, which offers potential opportunity to limit tail risk in credit portfolios (i.e., the risk that the price of a portfolio may decrease by more than three standard deviations from its current price) and ratings volatility.

Franklin Advisers evaluates ESG considerations using independent third-party data (where available), and also uses company or issuer disclosures and public data sources. Franklin Advisers believes that ESG considerations are best analyzed in combination with a company’s or issuer’s fundamentals, including a company’s or issuer’s industry, location, strategic position, and key relationships.

In addition to bonds, the fund may also invest in other fixed-income instruments, including bank loans. In addition to the main investment strategies described above, the fund may make other types of investments, such as investments in equity securities, asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate bank loans. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the

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13

reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $470,194 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

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ESG High Yield ETF

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At April 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$169,693	$—	$169,693

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $162,151,737, resulting in gross unrealized appreciation and depreciation of $3,355,456 and $518,475, respectively, or net unrealized appreciation of $2,836,981.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays its investment manager an annual all-inclusive management fee of 0.55% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.277% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $16,742 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

ESG High Yield ETF
15

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$64,521,863	$29,540,012
U.S. government securities (Long-term)	—	—
Total	$64,521,863	$29,540,012

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

At the close of the reporting period, the Putnam Sustainable Retirement Funds owned 97.8% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Government Money Market Fund Class P †	$12,229,418	$41,919,521	$39,560,396	$312,576	$14,588,543
Total Short-term investments	$12,229,418	$41,919,521	$39,560,396	$312,576	$14,588,543
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing in companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Franklin Advisers may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

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ESG High Yield ETF

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared credit default contracts (notional)	$5,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$419,006 *	Payables, Net assets — Unrealized depreciation	$—
Total		$419,006		$—
* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$196,638	$196,638
Total	$196,638	$196,638
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$33,950	$33,950
Total	$33,950	$33,950

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Capital, Inc. (clearing broker)	Total
Assets:
Centrally cleared credit default contracts §	$—	$—
Total Assets	$—	$—
Liabilities:
Centrally cleared credit default contracts §	16,174	16,174
Total Liabilities	$16,174	$16,174
Total Financial and Derivative Net Assets	$(16,174)	$(16,174)
Total collateral received (pledged) †##	$—
Net amount	$(16,174)
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $470,194.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any

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• economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, including your fund, have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

Under its management contract, your fund pays a management fee at a fixed rate of 55 basis points to Putnam Management. Putnam Management is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile rankings for net and gross total expenses, which provide a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in net total expenses and in the third quintile in gross total expenses (each excluding any applicable 12b-1 fees and non-12b-1 service fees) as of December 31, 2023. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous

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Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the period from the fund’s commencement of operations on January 19, 2023, through December 31, 2023. Your fund’s return, net of fees and expenses, was positive but trailed the return of its benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

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Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	39495-SFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024